Revenues	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenues

Note 4 - Revenues

Effective January 1, 2019, the Company adopted ASC Topic 606, Revenue from Contracts with Customers, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after January 1, 2019 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Company’s historic accounting under ASC Topic 605. The Company’s accounting for revenues remains substantially unchanged. There were no cumulative effect adjustments made to the contracts in place prior to January 1, 2019. The effect from the adoption of ASC Topic 606 was not material to the Company’s unaudited interim condensed consolidated financial statements.

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s Customers in an amount that reflects the consideration to which the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Company’s revenues disaggregated by service lines for the six months ended June 30, 2023 and 2024:

	For the Six Months Ended June 30,
	2023	2024	2024
	SGD	SGD	USD
Operating revenues
- Brokerage services
Independent Third Parties	1,334,438	1,531,193	1,129,865
Related Parties	11,288	2,100	1,550
	1,345,726	1,533,293	1,131,415
- Property Management
Independent Third Parties	-	1,983,553	1,463,661
Related Parties	-	-	-
	-	1,983,553	1,463,661
- Emerging and other services
Independent Third Parties	310,255	948,223	699,692
Related Parties	511,040	5,020	3,704
	821,295	953,243	703,396

Total operating revenues	2,167,021	4,470,089	3,298,472

The Company elected to utilize practical expedients to exclude from this disclosure the remaining performance obligations that have an original expected duration of one year or less.